UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    08/12/09
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $ 77,946 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE


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
                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
AK STEEL HOLDING CORP             com      001547108   $2,206,850.00  115,000   sole                            115,000
BANK OF AMERICA CORP              com      060505104   $1,980,000.00  150,000   sole                            150,000
BORGWARNER INC.                   com      099724106   $1,707,500.00   50,000   sole                             50,000
BRINK'S COMPANY                   com      109696104   $1,741,800.00   60,000   sole                             60,000
BRINK'S HOME SECURITY
  HOLDINGS, INC.                  com      109699108   $2,123,250.00   75,000   sole                             75,000
BROCADE COMMUNICATIONS SYSTEMS    com      111621306   $1,960,000.00  250,000   sole                            250,000
CALGON CARBON CORPORATION         com      129603106   $4,068,381.00  292,900   sole                            292,900
CARRIZO OIL AND GAS INC           com      144577103   $1,972,250.00  115,000   sole                            115,000
CHESAPEAKE ENERGY CORPORATION     com      165167107   $1,189,800.00   60,000   sole                             60,000
CONTINENTAL RESOURCES, INC.       com      212015101   $1,942,500.00   70,000   sole                             70,000
COVANTA HOLDINGS CORP             com      22282E102   $2,417,851.52  142,562   sole                            142,562
CUMMINS INC                       com      231021106   $2,112,600.00   60,000   sole                             60,000
DELL INC                          com      24702R101   $1,373,000.00  100,000   sole                            100,000
DELTA PETROLEUM CORP              com      247907207   $  579,000.00  300,000   sole                            300,000
DISCOVER FINANCIAL SERVICES       com      254709108   $2,310,750.00  225,000   sole                            225,000
EMC CORPORATION MASS              com      268648102   $1,310,000.00  100,000   sole                            100,000
FINISH LINE INC CL-A CMN
  CLASS A                         com      317923100   $1,316,263.48  177,394   sole                            177,394
GENTEK INC                        com      37245X203   $4,902,931.11  219,567   sole                            219,567
GOLDMAN SACHS GROUP INC.          com      38141G104   $2,948,800.00   20,000   sole                             20,000
GOOGLE INC.                       com      38259P508   $2,107,950.00    5,000   sole                              5,000
INTEL CORPORATION                 com      458140100   $2,399,750.00  145,000   sole                            145,000
INTL GAME TECHNOLOGY              com      459902102   $1,272,000.00   80,000   sole                             80,000
JDA SOFTWARE GROUP INC            com      46612K108   $1,292,544.00   86,400   sole                             86,400
KAISER ALUMINUM CORPORATION       com      483007704   $3,591,000.00  100,000   sole                            100,000
MCDERMOTT INTL                    com      580037109   $2,843,400.00  140,000   sole                            140,000
MORGAN STANLEY                    com      617446448   $1,140,400.00   40,000   sole                             40,000
PETROHAWK ENERGY CORPORATION      com      716495106   $3,345,000.00  150,000   sole                            150,000
PLAYBOY ENTERPRISES               com      728117300   $1,029,100.00  410,000   sole                            410,000
QUALCOMM INC.                     com      747525103   $2,034,000.00   45,000   sole                             45,000
RELIANCE STEEL & ALUMINUM         com      759509102   $1,919,500.00   50,000   sole                             50,000
SPDR GOLD TRUST ETF               com      78463V107   $4,559,000.00   50,000   sole                             50,000
STARWOOD HOTELS AND RESORTS       com      85590A401   $1,554,000.00   70,000   sole                             70,000
TENNECO INC.                      com      880349105   $1,590,000.00  150,000   sole                            150,000
TEXAS INSTRUMENTS INC.            com      882508104   $2,130,000.00  100,000   sole                            100,000
TICKETMASTER ENTERTAINMENT
  INC.                            com      88633P302   $1,284,000.00  200,000   sole                            200,000
UNITED STATES STEEL
  CORPORATION                     com      912909108   $2,144,400.00   60,000   sole                             60,000
W.R. GRACE & CO                   com      38388F108   $1,546,250.00  125,000   sole                            125,000
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